SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 02, 2023	Sep. 14, 2021	Sep. 14, 2021	Dec. 31, 2022	Oct. 31, 2021	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	May 12, 2023	Apr. 30, 2023
Subsequent Event [Line Items]
Issuance of common stock for cash net, shares			4,900,000
Gross cash proceeds					$ 637,800	$ 452,160	$ 60,543	$ 60,543
Common stock, par value					$ 0.0001	$ 0.0001		$ 0.0001
Restricted Stock [Member] | Forecast [Member]
Subsequent Event [Line Items]
Shares issued price per share	$ 0.64
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	425,000
Trio LLC [Member]
Subsequent Event [Line Items]
Business acquisition percentage									80.00%	3.02647%
Trio LLC [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash net, shares		4,900,000	4,900,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash net, shares				400,000
Gross cash proceeds				$ 400,000
Common stock, par value				$ 0.0001
Shares issued price per share				$ 1.00
Subsequent Event [Member] | Trio LLC [Member]
Subsequent Event [Line Items]
Business acquisition percentage				3.02647%
Subsequent Event [Member] | Trio LLC [Member]
Subsequent Event [Line Items]
Agreement to pay				$ 60,529
Aggregate Purchase price				100,000
Estimated cost to purchase				80,000
Consulting fee				35,000
Payment to acquire business				$ 1,032,512